Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Changes interest Rates and Foreign currency sensitivity Exchange Rates

	For the year ended March 31,
	2024		2025		2026
	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax
INR	+ / (-) 50	(-) / + 1,402	+ / (-) 50	(-) / + 1,750	+ / (-) 50	(-) / + 1,982

Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted

The table below summarises the maturity profile of financial liabilities of the Group based on contractual undiscounted payments:

As at March 31, 2026	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	17,270	3,069	20,339
Compulsorily convertible debentures*	—	—	—	—	15,776	15,776
Optionally convertible debentures*	—	—	—	—	2,497	2,497
Term loan from banks*	—	—	—	165,070	35,894	200,964
Loans from financial institutions*	—	—	—	127,391	129,711	257,102
Others*	—	—	—	294	—	294
Senior secured notes*	—	—	—	116,515	37,860	154,375
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	24,606	9,367	—	—	33,973
Working capital term loan	—	7,089	—	—	—	7,089
Buyer's / Supplier's credit	—	7,124	6,184	—	—	13,308
Term loan from banks and financial institutions (secured)	—	1,400	1,088	—	—	2,488
Other financial liabilities
Lease liabilities	—	230	860	4,189	32,775	38,054
Current maturities of long term interest-bearing loans and borrowings*	—	35,432	193,476	—	—	228,908
Interest accrued	—	899	4,147	—	—	5,046
Capital creditors	—	44,176	—	—	—	44,176
Purchase consideration payable	—	4	—	—	—	4
Liability for put options	—	—	—	—	16,110	16,110
Trade payables
Trade payables	—	17,820	—	—	—	17,820

As at March 31, 2025	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	50,009	8,363	58,372
Compulsorily convertible debentures*	—	—	—	15,601	40,368	55,969
Optionally convertible debentures*	—	—	—	785	7,012	7,797
Term loan from banks*	—	—	—	153,906	29,600	183,506
Loans from financial institutions*	—	—	—	162,887	149,627	312,514
Senior secured notes*	—	—	—	161,692	—	161,692
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	41,652	13,836	—	—	55,488
Working capital term loan	—	12,030	6,640	—	—	18,670
Buyer's / Supplier's credit	—	4,726	1,443	—	—	6,169
Other financial liabilities
Lease liabilities	—	176	771	3,353	25,143	29,443
Current maturities of long term interest-bearing loans and borrowings*	—	28,337	81,757	-	-	110,094
Interest accrued	—	944	4,461	—	—	5,405
Capital creditors	—	32,545	—	—	—	32,545
Purchase consideration payable	—	44	—	—	—	44
Trade payables
Trade payables	—	8,173	—	—	—	8,173

* Including future interest payments.

Interest rate risk
Disclosure Of Change In Interest Rates On Financial Liabilities [Line Items]
Summary of Credit Risk Exposure on the Group's Trade Receivables

As at March 31, 2026	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	15,397	947	659	8,299	25,303
Expected credit loss	126	162	43	878	1,209

As at March 31, 2025	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	16,093	898	849	8,575	26,415
Expected credit loss	306	196	147	1,498	2,147

*included trade receivables which are not yet due.